Personnel expenses - Defined benefit pension (Details) - SEK SEK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Contributions by the employer (1)	SEK 7	SEK 8	SEK 8
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	254	215	267
Service cost	5	4	7
Interest cost, net	7	8	7
Pension Payments incl. special payroll tax	(10)	(9)	(7)
Actuarial losses (gains) arising from changes in financial assumptions, net defined benefit liability (asset)	9	38	(51)
Actuarial (gains) and losses, effect due to experience based outcome	(2)	(2)	(8)
Balance at end of the period	263	254	215
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(216)	(202)	(201)
Expected return on plan assets	6	7	5
Contributions by the employer (1)	7	8	8
Benefits paid (2)	(8)	(7)	(5)
Return on plan assets excluding interest income	2	6	(7)
Balance at end of the period	(223)	(216)	(202)
Expected compensation paid	9	9	7
Expected contribution from the employer	7	8	8
Plan assets | Domestic equity investments
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(4)	(4)
Balance at end of the period	(4)	(4)	(4)
Plan assets | Foreign equity investments
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(4)	(12)
Balance at end of the period	(16)	(4)	(12)
Plan assets | Domestic government bonds
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(69)	(63)
Balance at end of the period	(63)	(69)	(63)
Plan assets | Domestic corporate bonds
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(69)	(63)
Balance at end of the period	(40)	(69)	(63)
Plan assets | Mortgage bonds
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(52)	(48)
Balance at end of the period	(76)	(52)	(48)
Plan assets | Properties
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the period	(18)	(12)
Balance at end of the period	SEK (24)	SEK (18)	SEK (12)